LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Depreciation of lease assets	$ 9,096	$ 6,852	$ 9,740
Interest on lease liabilities	2,560	1,188	1,223
Operating lease costs	59,311	61,872	65,487
Short-term lease costs	28,477	21,420	14,219
Variable lease costs	8,480	12,320	17,631
Sublease income	(134)	(346)	(684)
Total lease costs	$ 107,790	$ 103,306	$ 107,616